Inventory (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory [Abstract]
Fuel	CAD 235	CAD 185
Raw Materials	215	100
Emission Credits	22	29
Inventory, Net, Total	CAD 472	CAD 314